Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments
Cost or Amortized Cost	$ 2,880,511
Fair Value	3,191,539
Fixed maturity securities
Investments
Cost or Amortized Cost	2,172,677	$ 2,249,891
Gross Unrealized Gains	294,599	431,554
Gross Unrealized Losses	(20,355)	(2,757)
Fair Value	2,446,921	2,678,688
Fixed maturity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	14,318	15,841
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	1,859	19,221
Gross Unrealized Gains	194	255
Gross Unrealized Losses	0	(1)
Fair Value	2,053	19,475
Fixed maturity securities | United States Government and government agencies and authorities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	36,850	42,745
Gross Unrealized Gains	1,890	3,043
Gross Unrealized Losses	0	0
Fair Value	38,740	45,788
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	14,567	19,061
Gross Unrealized Gains	2,644	2,763
Gross Unrealized Losses	0	0
Fair Value	17,211	21,824
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	575	684
Gross Unrealized Gains	37	50
Gross Unrealized Losses	0	0
Fair Value	612	734
Fixed maturity securities | Asset-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	1,064	3,794
Gross Unrealized Gains	15	102
Gross Unrealized Losses	0	0
Fair Value	1,079	3,896
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	64,917	65,090
Gross Unrealized Gains	6,133	6,948
Gross Unrealized Losses	(100)	(12)
Fair Value	70,950	72,026
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	2,346	2,386
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	2,052,845	2,099,296
Gross Unrealized Gains	283,686	418,393
Gross Unrealized Losses	(20,255)	(2,744)
Fair Value	2,316,276	2,514,945
Fixed maturity securities | Corporate | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	11,972	13,455
Equity securities
Investments
Cost or Amortized Cost	144,407	122,347
Gross Unrealized Gains	14,144	13,672
Gross Unrealized Losses	(469)	(273)
Fair Value	158,082	135,746
Equity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Equity securities | Common stocks
Investments
Cost or Amortized Cost	92	92
Gross Unrealized Gains	361	322
Gross Unrealized Losses	0	0
Fair Value	453	414
Equity securities | Common stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	144,315	122,255
Gross Unrealized Gains	13,783	13,350
Gross Unrealized Losses	(469)	(273)
Fair Value	157,629	135,332
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	$ 0	$ 0